consolidated statements of income and other comprehensive income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING REVENUES
Service	$ 17,588	$ 17,508
Equipment	2,551	2,497
Operating revenues (arising from contracts with customers)	20,139	20,005
Other income	247	111
Operating revenues and other income	20,386	20,116
OPERATING EXPENSES
Goods and services purchased	7,639	7,537
Employee benefits expense	5,907	6,148
Depreciation	2,513	2,514
Amortization of intangible assets	1,523	1,555
Total	17,582	17,754
OPERATING INCOME	2,804	2,362
Financing costs	1,576	1,273
INCOME BEFORE INCOME TAXES	1,228	1,089
Income taxes	290	222
NET INCOME	938	867
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	(101)	(137)
Foreign currency translation adjustment arising from translating financial statements of foreign operations	133	(30)
Total items that may subsequently be reclassified to income	32	(167)
Items never subsequently reclassified to income
Change in measurement of investment financial assets	(20)	(12)
Employee defined benefit plan re-measurements	5	1
Total items never subsequently reclassified to income	(15)	(11)
Total	17	(178)
COMPREHENSIVE INCOME	955	689
NET INCOME ATTRIBUTABLE TO:
Common Shares	993	841
Non-controlling interests	(55)	26
NET INCOME	938	867
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	937	688
Non-controlling interests	18	1
COMPREHENSIVE INCOME	$ 955	$ 689
NET INCOME PER COMMON SHARE
Basic	$ 0.67	$ 0.58
Diluted	$ 0.67	$ 0.58
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	1,488	1,451
Diluted	1,493	1,457